Basis of preparation and changes to Group's accounting policies (Details)	6 Months Ended
Jun. 30, 2020
Amendments To References To The Conceptional Framework
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to References to the Conceptional Framework
Effective date for new standards and interpretations applied for the first time	Jan. 01, 2020
Amendments to IAS 1 and IAS 8: Definition of Material
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IAS 1 and IAS 8: Definition of Material
Effective date for new standards and interpretations applied for the first time	Jan. 01, 2020
Amendments To IFRS 9, IAS 39 And IFRS 7: Interest Rate Benchmark Reform
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform
Effective date for new standards and interpretations applied for the first time	Jan. 01, 2020
Amendments to IFRS 3 Business Combination
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IFRS 3 Business Combination
Effective date for new standards and interpretations applied for the first time	Jan. 01, 2020
Amendment to IFRS 16 Leases Covid 19-Related Rent Concessions [Member]
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendment to IFRS 16 Leases Covid 19-Related Rent Concessions
Effective date for new standards and interpretations applied for the first time	Jun. 01, 2020